Variable Interest Entities (Assets and Liabilities of Consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2020	Mar. 31, 2020
Variable Interest Entity [Line Items]
Total assets	¥ 342,530,687	¥ 331,753,283
Consolidated assets, Cash and due from banks	46,982,224	33,283,032
Consolidated assets, Interest-earning deposits in other banks	46,935,862	45,266,680
Consolidated assets, Trading account assets	46,018,006	47,504,058
Consolidated assets, Investment securities	54,674,842	43,751,242
Consolidated assets, Loans	115,539,584	117,377,199
Total liabilities	326,706,148	316,008,767
Consolidated liabilities, Deposits	218,388,871	203,954,528
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	18,013,608	18,847,661
Consolidated assets, Cash and due from banks	1,138	846
Consolidated assets, Interest-earning deposits in other banks	29,356	30,047
Consolidated assets, Trading account assets	847,065	695,069
Consolidated assets, Investment securities	1,573,137	1,804,459
Consolidated assets, Loans	15,356,723	16,072,595
Consolidated assets, All other assets	206,189	244,645
Total liabilities	470,231	598,152
Consolidated liabilities, Other short-term borrowings	30,497	30,831
Consolidated liabilities, Long-term debt	380,941	465,352
Consolidated liabilities, All other liabilities	58,793	101,969
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member]
Variable Interest Entity [Line Items]
Total assets	25,196,401	25,725,510
Consolidated assets, Cash and due from banks	43,392	104,461
Consolidated assets, Interest-earning deposits in other banks	49,956	53,474
Consolidated assets, Trading account assets	854,410	705,661
Consolidated assets, Investment securities	1,999,946	2,094,026
Consolidated assets, Loans	22,021,730	22,502,475
Consolidated assets, All other assets	226,967	265,413
Total liabilities	24,660,010	25,108,870
Consolidated liabilities, Deposits	6,961,743	6,743,261
Consolidated liabilities, Other short-term borrowings	3,686,222	4,415,647
Consolidated liabilities, Long-term debt	12,157,159	11,839,934
Consolidated liabilities, All other liabilities	1,854,886	2,110,028
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Asset-backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets	5,469,538	6,263,082
Consolidated assets, Cash and due from banks	41,437	102,781
Consolidated assets, Interest-earning deposits in other banks	29,879	31,625
Consolidated assets, Trading account assets	11,056	12,989
Consolidated assets, Investment securities	1,035,425	1,195,283
Consolidated assets, Loans	4,313,554	4,913,939
Consolidated assets, All other assets	38,187	6,465
Total liabilities	5,468,866	6,253,318
Consolidated liabilities, Other short-term borrowings	3,584,976	4,327,685
Consolidated liabilities, Long-term debt	1,456,023	1,478,921
Consolidated liabilities, All other liabilities	427,867	446,712
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets	454,682	493,757
Consolidated assets, Interest-earning deposits in other banks	14,905	16,482
Consolidated assets, Trading account assets	304,249	314,074
Consolidated assets, Investment securities	37,550	34,121
Consolidated assets, All other assets	97,978	129,080
Total liabilities	12,773	15,817
Consolidated liabilities, Long-term debt	5,438	5,546
Consolidated liabilities, All other liabilities	7,335	10,271
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Special Purpose Entities Created for Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets	178,382	204,047
Consolidated assets, Interest-earning deposits in other banks	1,581	2,658
Consolidated assets, Trading account assets	2,631
Consolidated assets, Loans	121,556	119,348
Consolidated assets, All other assets	52,614	82,041
Total liabilities	96,885	114,357
Consolidated liabilities, Long-term debt	88,959	112,474
Consolidated liabilities, All other liabilities	7,926	1,883
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets	246,388	249,529
Consolidated assets, Cash and due from banks	1,628	1,330
Consolidated assets, Trading account assets	42,725	42,052
Consolidated assets, Investment securities	115,302	118,776
Consolidated assets, Loans	86,474	86,859
Consolidated assets, All other assets	259	512
Total liabilities	247,379	251,056
Consolidated liabilities, Other short-term borrowings	20,836	65,965
Consolidated liabilities, Long-term debt	162,788	163,833
Consolidated liabilities, All other liabilities	63,755	21,258
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Securitization of MUFG Group's Assets [Member]
Variable Interest Entity [Line Items]
Total assets	10,948,652	10,956,261
Consolidated assets, Loans	10,928,152	10,933,580
Consolidated assets, All other assets	20,500	22,681
Total liabilities	10,939,846	10,924,830
Consolidated liabilities, Other short-term borrowings	17,957	16,008
Consolidated liabilities, Long-term debt	10,442,692	10,077,839
Consolidated liabilities, All other liabilities	479,197	830,983
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Trust Arrangements [Member]
Variable Interest Entity [Line Items]
Total assets	7,871,857	7,527,539
Consolidated assets, Interest-earning deposits in other banks		654
Consolidated assets, Trading account assets	493,749	336,546
Consolidated assets, Investment securities	811,669	745,846
Consolidated assets, Loans	6,566,438	6,441,864
Consolidated assets, All other assets	1	2,629
Total liabilities	7,871,292	7,522,190
Consolidated liabilities, Deposits	6,961,743	6,743,261
Consolidated liabilities, Other short-term borrowings	58,159
Consolidated liabilities, All other liabilities	851,390	778,929
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Other [Member]
Variable Interest Entity [Line Items]
Total assets	26,902	31,295
Consolidated assets, Cash and due from banks	327	350
Consolidated assets, Interest-earning deposits in other banks	3,591	2,055
Consolidated assets, Loans	5,556	6,885
Consolidated assets, All other assets	17,428	22,005
Total liabilities	22,969	27,302
Consolidated liabilities, Other short-term borrowings	4,294	5,989
Consolidated liabilities, Long-term debt	1,259	1,321
Consolidated liabilities, All other liabilities	17,416	19,992
Consolidated VIEs [Member] | Amounts Eliminated in Consolidation [Member]
Variable Interest Entity [Line Items]
Total assets	(7,182,793)	(6,877,849)
Consolidated assets, Cash and due from banks	(42,254)	(103,615)
Consolidated assets, Interest-earning deposits in other banks	(20,600)	(23,427)
Consolidated assets, Trading account assets	(7,345)	(10,592)
Consolidated assets, Investment securities	(426,809)	(289,567)
Consolidated assets, Loans	(6,665,007)	(6,429,880)
Consolidated assets, All other assets	(20,778)	(20,768)
Total liabilities	(14,821,066)	(15,045,398)
Consolidated liabilities, Deposits		(703)
Consolidated liabilities, Other short-term borrowings	(2,069,125)	(2,526,893)
Consolidated liabilities, Long-term debt	(11,776,218)	(11,374,581)
Consolidated liabilities, All other liabilities	(975,723)	(1,143,221)
Consolidated VIEs [Member] | Amount of Liabilities with Recourse to General Credit of MUFG Group [Member]
Variable Interest Entity [Line Items]
Total liabilities	(9,368,713)	(9,465,320)
Consolidated liabilities, Deposits	(6,961,743)	(6,742,558)
Consolidated liabilities, Other short-term borrowings	(1,586,600)	(1,857,923)
Consolidated liabilities, Long-term debt		(1)
Consolidated liabilities, All other liabilities	¥ (820,370)	¥ (864,838)